Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 2,404		£ 1,977
Deferred payables	217		355
Customer contributions	87		85
Social security and other taxes	159		173
Other payables	902		863
Trade and other payables	£ 3,769	£ 3,394	£ 3,453